Derivative Liabilities - Assumptions Used to Calculate Fair Value (Detail) - $ / shares		Dec. 31, 2015	Dec. 30, 2015
Series D Warrant
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Expected dividend yield			0.00%
Series D Warrant | Subordination Warrants
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Conversion price	[1]	$ 1.85
Risk free interest rate	[2]	1.80%
Contractual Term		5 years 6 months
Expected volatility	[3]	215.00%
Series D Warrant | Subordination Warrants | Minimum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date		$ 0.94
Series D Warrant | Subordination Warrants | Maximum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date		$ 1.10
Convertible Notes Payable
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Risk free interest rate	[4]		0.86%
Contractual Term			1 year 3 months 29 days
Expected volatility	[3]		215.00%
Expected dividend yield			0.00%
Expected probability of Shareholder approval	[5]		85.00%
Convertible Notes Payable | Minimum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date	[6]		$ 0.94
Conversion price			0.87
Convertible Notes Payable | Maximum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date	[6]		1.10
Conversion price			$ 1.03

[1]	The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
[2]	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
[3]	The volatility factor was estimated by using the historical volatilities of the Company's trading history.
[4]	The risk-free interest rate was determined by management using the 1.5-year Treasury Bill as of the respective measurement date.
[5]	Management has estimated a probability of 85% that Shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past Shareholder voting history and discussions with current Shareholders and consultants.
[6]	The conversion price of the convertible notes was calculated based the formula in the Notes agreement as of the respective measurement date